Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts
KIMBERLY-CLARK CORPORATION AND SUBSIDIARIES

SCHEDULE II

VALUATION AND QUALIFYING ACCOUNTS
FOR THE YEARS ENDED DECEMBER 31, 2024, 2023 AND 2022
(In millions)

Description	Balance at Beginning Of Period	Additions		Deductions
		Charged to Costs and Expenses	Charged to Other Accounts(a)	Write-Offs and Reclassifications		Balance at End of Period
December 31, 2024
Allowances deducted from assets to which they apply
Allowance for doubtful accounts	$52	$(6)	$(4)	$13	(b)	$29
Allowances for sales discounts	19	250	(7)	243	(c)	19
December 31, 2023
Allowances deducted from assets to which they apply
Allowance for doubtful accounts	$40	$15	$3	$6	(b)	$52
Allowances for sales discounts	17	248	(4)	242	(c)	19
December 31, 2022
Allowances deducted from assets to which they apply
Allowance for doubtful accounts	$32	$14	$(2)	$4	(b)	$40
Allowances for sales discounts	15	239	(3)	234	(c)	17
(a)Includes bad debt recoveries and the effects of changes in foreign currency exchange rates.
(b)Primarily uncollectible receivables written off.
(c)Sales discounts allowed.

		Additions
Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions(a)	Balance at End of Period
December 31, 2024
Deferred taxes
Valuation allowance	$298	$8	$—	$11	$295
December 31, 2023
Deferred taxes
Valuation allowance	$296	$46	$—	$44	$298
December 31, 2022
Deferred taxes
Valuation allowance	$281	$33	$—	$18	$296
(a)Represents the net currency effects of translating valuation allowances at current rates of exchange and benefits recognized to Other Comprehensive Income.